Financial Results by Quarter (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2018
Financial Results By Quarter Unaudited [Abstract]
Schedule of Quarterly Financial Information

Fiscal 2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$3,894.0	$4,017.0	$4,137.5	$4,236.6
Cost of goods sold	$3,120.5	$3,227.6	$3,270.4	$3,304.6
Multiemployer pension withdrawals	$180.0	$—	$4.2	$—
Land and Development impairments	$27.6	$—	$1.7	$2.6
Restructuring and other costs	$16.3	$31.7	$17.1	$40.3
(Loss) gain on extinguishment of debt	$(1.0)	$0.1	$0.9	$(0.1)
Income tax benefit (expense)	$1,073.2	$(18.8)	$(84.5)	$(95.4)
Consolidated net income	$1,133.5	$224.5	$271.3	$280.0
Net income attributable to common stockholders	$1,135.1	$223.2	$268.2	$279.6
Basic earnings per share attributable to common stockholders	$4.45	$0.87	$1.05	$1.10
Diluted earnings per share attributable to common stockholders	$4.38	$0.86	$1.03	$1.08

Fiscal 2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$3,447.2	$3,656.3	$3,695.6	$4,060.6
Cost of goods sold	$2,861.3	$2,987.3	$3,004.2	$3,288.7
Pension lump sum settlement	$—	$28.7	$—	$3.9
Land and Development impairments	$—	$42.7	$—	$4.0
Restructuring and other costs	$81.0	$18.3	$59.4	$38.0
(Loss) gain on extinguishment of debt	$—	$(0.1)	$2.0	$(0.1)
Gain on sale of HH&B	$—	$—	$190.6	$2.2
Consolidated net income	$78.5	$98.2	$326.6	$195.3
Net income attributable to common stockholders	$80.9	$103.1	$328.1	$196.1
Basic earnings per share attributable to common stockholders	$0.32	$0.41	$1.30	$0.77
Diluted earnings per share attributable to common stockholders	$0.32	$0.40	$1.29	$0.76